Goodwill And Other Intangible Assets	6 Months Ended
Sep. 30, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

5.    GOODWILL AND OTHER INTANGIBLE ASSETS

UNBC

On April 16 and 30, 2010, Union Bank, N.A. ("Union Bank"), a subsidiary of UNBC, entered into Purchase and Assumption Agreements with the FDIC to acquire certain assets and assume certain liabilities of Tamalpais Bank and Frontier Bank, respectively, and thereby recorded goodwill and core deposit intangible assets of ¥8,068 million and ¥1,648 million, respectively. During its fiscal year ended December 31, 2010, UNBC's management reviewed and adjusted the acquisition date fair values. In connection with the acquisition, Union Bank also entered into two loss share agreements with the FDIC—one for single-family residential mortgage loans and another for commercial loans, the related unfunded commitments and other covered assets.

Goodwill

The table below presents the changes in the carrying amount of goodwill during the six months ended September 30, 2010 and 2011:

	Six months ended September 30,
	2010	2011
	(in millions)
Balance at beginning of period
Goodwill	¥2,122,054	¥2,103,948
Accumulated impairment losses	(1,740,556)	(1,740,556)

	381,498	363,392

Goodwill acquired during the six months	8,068	—
Foreign currency translation adjustments and other	(8,801)	(2,620)

Balance at end of period
Goodwill	2,121,321	2,101,328
Accumulated impairment losses	(1,740,556)	(1,740,556)

	¥380,765	¥360,772

Other Intangible Assets

The table below presents the net carrying amount by major class of intangible assets at March 31, 2011 and September 30, 2011:

	March 31, 2011	September 30, 2011
	(in millions)
Intangible assets subject to amortization:
Software	¥534,462	¥526,007
Core deposit intangibles	255,208	233,604
Customer relationships	94,235	112,160
Trade names	41,370	40,250
Other	1,525	1,386

Total	926,800	913,407
Intangible assets not subject to amortization:
Indefinite-lived customer relationships	42,224	—
Indefinite-lived trade names	4,459	4,459
Other	18,038	9,730

Total	64,721	14,189

Total	¥991,521	¥927,596

The impairment losses on intangible assets for the six months ended September 30, 2010 and 2011 were ¥16,363 million and ¥27,040 million, respectively. The loss for the six months ended September 30, 2010 was mainly related to customer relationships under the Integrated Trust Assets Business Group, which were not subject to amortization. The intangible assets were valued based on discounted expected future cash flows. Estimated future cash flows were revised downwards due to the global financial environment, where low interest rates were expected to continue, and the appreciation of the Japanese yen against major currencies, and its adverse impact to the growth prospect of trust assets. Accordingly, the MUFG Group reevaluated the intangible assets and recognized an impairment loss.

The impairment loss for the six months ended September 30, 2011 included a loss of ¥8,334 million relating to the contractual rights of a business alliance reported under the Integrated Retail Banking Business Group, which were not subject to amortization, and a loss of ¥18,554 million relating to the customer relationships from fund contracts under the Integrated Trust Assets Business Group, which were reclassified from intangible assets not subject to amortization to those subject to amortization at September 30, 2011. The intangible assets were valued based on discounted expected future cash flows. The MUFG Group incorporated the recent further deteriorated business environment of the credit card business into its future cash flows projection of the above contractual rights. Also, the estimated future cash flows of the above customer relationships from fund contracts were revised downward due to the recent global financial market instability and its adverse impact on the expected growth prospects of trust assets. Accordingly, the MUFG Group reevaluated the intangible assets and recognized impairment losses. In relation to the estimate of useful lives of the customer relationships, see Note 1 "Change in Accounting Estimates" section for the details.